Line of Credit and Notes Payable, net of discount (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Line of Credit and Notes Payable, Net of Discount

The following is a summary of the notes payable as of June 30, 2026 and December 31, 2025:

Notes Payable	June 30, 2026	December 31, 2025
Note payable issued November 29, 2021	$-	$336,983
Note payable issued December 1, 2021	1,500,600	1,500,600
Note payable issued August 18, 2023	64,000	64,000
Note payable issued August 3, 2023	33,000	33,000
September 2025 Promissory Note	158,517	446,192
Encompass SBA loan	200,000	-
First Insurance Funding loan	66,705	-
Total notes payable	2,022,822	2,380,775
Less: Current portion	(334,582)	(880,175)
Less: Fair value adjustment for debt	(906,659)	(906,659)
Total notes payable, net of current portion	$781,581	$593,941

The following is a summary of the notes payable as of December 31, 2025, and 2024:

	December 31,	December 31,
Notes Payable	2025	2024

Note payable issued November 29, 2021	$336,983	$336,983
Note payable issued December 1, 2021	1,500,600	1,500,600
Note payable issued August 18, 2023	64,000	64,000
Note payable issued November 29, 2023	33,000	33,000
September 2025 promissory note	446,192	-
May 2025 convertible note	361,821	-
Total notes payable	2,742,596	1,934,583
Less: Current portion	(1,241,996)	(433,983)
Less: Fair value adjustment for debt	(906,659)	(906,659)
Total notes payable, net of current portion	$593,941	$593,941

Schedule of Required Principal Payments

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2026 (Remaining 6 months)	$334,582
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Year ending December 31, 2030	42,198
Thereafter	1,528,668
Total	$2,022,822

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2026	$1,241,996
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Year ending December 31, 2030	42,198
Thereafter	1,341,028
Total	$2,742,596